Expense Example, No Redemption - Prospectus #1	Calvert Income Fund Class A 1 Year	Calvert Income Fund Class A 3 Years	Calvert Income Fund Class A 5 Years	Calvert Income Fund Class A 10 Years	Calvert Income Fund Class C 1 Year	Calvert Income Fund Class C 3 Years	Calvert Income Fund Class C 5 Years	Calvert Income Fund Class C 10 Years	Calvert Income Fund Class I 1 Year	Calvert Income Fund Class I 3 Years	Calvert Income Fund Class I 5 Years	Calvert Income Fund Class I 10 Years	Calvert Income Fund Class R6 1 Year	Calvert Income Fund Class R6 3 Years	Calvert Income Fund Class R6 5 Years	Calvert Income Fund Class R6 10 Years	Calvert Short Duration Income Fund Class A 1 Year	Calvert Short Duration Income Fund Class A 3 Years	Calvert Short Duration Income Fund Class A 5 Years	Calvert Short Duration Income Fund Class A 10 Years	Calvert Short Duration Income Fund Class C 1 Year	Calvert Short Duration Income Fund Class C 3 Years	Calvert Short Duration Income Fund Class C 5 Years	Calvert Short Duration Income Fund Class C 10 Years	Calvert Short Duration Income Fund Class I 1 Year	Calvert Short Duration Income Fund Class I 3 Years	Calvert Short Duration Income Fund Class I 5 Years	Calvert Short Duration Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class R6 1 Year	Calvert Short Duration Income Fund Class R6 3 Years	Calvert Short Duration Income Fund Class R6 5 Years	Calvert Short Duration Income Fund Class R6 10 Years	Calvert High Yield Bond Fund Class A 1 Year	Calvert High Yield Bond Fund Class A 3 Years	Calvert High Yield Bond Fund Class A 5 Years	Calvert High Yield Bond Fund Class A 10 Years	Calvert High Yield Bond Fund Class C 1 Year	Calvert High Yield Bond Fund Class C 3 Years	Calvert High Yield Bond Fund Class C 5 Years	Calvert High Yield Bond Fund Class C 10 Years	Calvert High Yield Bond Fund Class I 1 Year	Calvert High Yield Bond Fund Class I 3 Years	Calvert High Yield Bond Fund Class I 5 Years	Calvert High Yield Bond Fund Class I 10 Years	Calvert High Yield Bond Fund Class R6 1 Year	Calvert High Yield Bond Fund Class R6 3 Years	Calvert High Yield Bond Fund Class R6 5 Years	Calvert High Yield Bond Fund Class R6 10 Years	Calvert Mortgage Access Fund Class A 1 Year	Calvert Mortgage Access Fund Class A 3 Years	Calvert Mortgage Access Fund Class A 5 Years	Calvert Mortgage Access Fund Class A 10 Years	Calvert Mortgage Access Fund Class C 1 Year	Calvert Mortgage Access Fund Class C 3 Years	Calvert Mortgage Access Fund Class C 5 Years	Calvert Mortgage Access Fund Class C 10 Years	Calvert Mortgage Access Fund Class I 1 Year	Calvert Mortgage Access Fund Class I 3 Years	Calvert Mortgage Access Fund Class I 5 Years	Calvert Mortgage Access Fund Class I 10 Years	Calvert Mortgage Access Fund Class R6 1 Year	Calvert Mortgage Access Fund Class R6 3 Years	Calvert Mortgage Access Fund Class R6 5 Years	Calvert Mortgage Access Fund Class R6 10 Years
USD ($)	419	618	833	1,453	173	536	923	1,810	72	224	390	871	65	205	357	798	301	464	641	1,153	154	479	826	1,605	52	165	288	648	46	144	252	567	426	641	874	1,543	180	559	964	1,896	79	248	432	965	70	221	384	859	479	838	1,222	2,296	234	758	1,309	2,628	133	453	796	1,764	133	453	796	1,764